DERIVATIVE INSTRUMENTS (Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	$ (8,630)	$ 6,821	$ 600
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	4,781	(5,586)	(132)
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	(6,059)	3,317	(202)
Foreign Exchange Forward Contracts [Member] | Cost of revenues [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	4,715	(3,157)
Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)	(2,571)	3,504	802
Foreign Exchange Option Contracts [Member] | Cost Of Revenues, Operating Expenses and Discontinued Operations [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)	$ 66	$ (2,429)	$ (132)